UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Class I

(formerly Institutional Class)

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® New York Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 992.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.74%
Actual		$ 1,000.00	$ 992.60	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.39%
Actual		$ 1,000.00	$ 989.40	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 988.60	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 993.90	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Class I	.54%
Actual		$ 1,000.00	$ 993.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	22.5	22.4
Special Tax	21.4	23.6
General Obligations	16.4	16.2
Water & Sewer	13.2	12.3
Education	9.8	10.2
Weighted Average Maturity as of July 31, 2015
		6 months ago
Years	5.8	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2015
6 months ago
Years	6.9	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
AAA 0.3%	AAA 0.1%
AA,A 91.4%	AA,A 91.4%
BBB 5.9%	BBB 5.7%
BB and Below 0.4%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
New York - 95.0%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$ 1,215	$ 1,424
5% 12/1/22	1,000	1,185
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	690
5% 7/1/25	455	522
5% 7/1/26	450	509
5% 7/1/27	500	560
5% 7/1/28	360	400
5% 7/1/29	300	331
5% 7/1/30	575	630
5% 7/1/40	1,000	1,061
5.25% 7/1/35	1,000	1,114
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	471
5% 7/1/25	250	294
5% 7/1/26	500	582
5% 7/1/27	2,000	2,315
5% 7/1/29	500	571
Dutchess County Local Dev. Corp. Rev. (Marist College Proj.) Series 2015 A:
5% 7/1/26	550	650
5% 7/1/27	350	411
5% 7/1/28	500	582
5% 7/1/29	700	809
5% 7/1/31	2,610	2,982
5% 7/1/32	2,660	3,027
5% 7/1/33	2,770	3,143
5% 7/1/34	2,935	3,319
5% 7/1/35	3,000	3,379
5% 7/1/36	1,000	1,124
5% 7/1/40	8,500	9,469
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (Pre-Refunded to 5/1/17 @ 100)	5,000	5,446
Series 2008 A, 5.75% 5/1/29 (Pre-Refunded to 5/1/18 @ 100)	3,535	3,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	$ 1,660	$ 1,792
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,304
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,108
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,214
5.75% 7/1/39	6,500	7,141
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,149
5.75% 2/15/47	22,185	25,308
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	973
Series 2009 A, 5.25% 4/1/21	1,945	2,182
Series 2012 A, 5% 9/1/42	2,320	2,506
Series 2012 B:
5% 9/1/25	4,000	4,555
5% 9/1/26	10,065	11,373
5% 9/1/27	10,000	11,245
Series 2014 A, 5% 9/1/35	5,000	5,562
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,637
5% 7/1/25	1,000	1,164
5% 7/1/26	1,150	1,336
5% 7/1/27	1,630	1,890
5% 7/1/28	1,015	1,176
Series 2012 A, 5% 7/1/23	1,000	1,183
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	601
5% 7/1/30	1,125	1,314
5% 7/1/32	1,250	1,447
5% 7/1/33	1,000	1,154
5% 7/1/35	1,000	1,146
5% 7/1/40	4,000	4,527
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	245	246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	$ 350	$ 417
5% 5/1/24	750	901
5% 5/1/25	750	906
5% 5/1/26	1,200	1,435
5% 5/1/27	700	830
5% 5/1/29	1,750	2,040
5% 5/1/30	1,000	1,159
5% 5/1/31	1,205	1,387
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,485
5% 7/1/29	1,050	1,240
5% 7/1/30	1,000	1,172
5% 7/1/31	1,200	1,396
5% 7/1/32	1,250	1,449
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,436
5% 4/1/29	14,040	15,960
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,495
5% 7/1/22	5,500	6,215
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	524
5% 7/1/26	1,500	1,724
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,266
5% 7/1/22	2,000	2,283
5% 7/1/27	2,155	2,401
Series 2014 B:
5% 7/1/23	550	640
5% 7/1/27	1,000	1,146
Series 2014 C, 5% 7/1/26	3,000	3,448
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	2,300	2,764
5% 10/1/27	5,000	5,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A: - continued
5% 10/1/28	$ 3,450	$ 4,093
New York City Gen. Oblig.:
Series 2005 A, 5% 8/1/19	845	848
Series 2008 A1, 5.25% 8/15/27	15,000	16,806
Series 2008 D1, 5.125% 12/1/23	5,000	5,499
Series 2012 A1, 5% 8/1/24	2,400	2,813
Series 2012 G1, 5% 4/1/25	4,300	5,021
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,528
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,182
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,401
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,240
Series 2009 A, 5.75% 6/15/40	10,025	11,220
Series 2009 C, 5% 6/15/44	2,700	2,999
Series 2009 DD, 6% 6/15/40	1,115	1,267
Series 2009 EE, 5.25% 6/15/40	8,500	9,613
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,673
Series 2009 GG, 5.25% 6/15/40	10,000	11,309
Series 2009 GG1, 5.25% 6/15/32	7,000	8,026
Series 2011 EE:
5.375% 6/15/40	2,310	2,707
5.375% 6/15/43	20,035	23,411
5.5% 6/15/43	4,375	5,189
Series 2012 BB, 5.25% 6/15/44	2,330	2,630
Series 2012 CC, 5% 6/15/45	8,000	8,881
Series 2012 FF, 5% 6/15/24	18,240	21,488
Series 2013 CC, 5% 6/15/47	23,575	26,071
Series 2014 BB, 5% 6/15/46	9,785	10,793
Series 2014 CC, 5% 6/15/47	11,200	12,470
Series 2015 AA, 5% 6/15/44	6,200	6,918
Series 2015 FF:
5% 6/15/29	5,080	5,980
5% 6/15/30	6,060	7,088
5% 6/15/31	11,780	13,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2015 FF: - continued
5% 6/15/32	$ 2,000	$ 2,317
Series GG, 5% 6/15/43	2,700	2,979
5% 6/15/35	10,000	11,362
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,163
Series 2008 S1, 5% 1/15/34	10,000	10,900
Series 2009 S1:
5.5% 7/15/31	5,000	5,642
5.5% 7/15/38	2,900	3,256
5.625% 7/15/38	2,900	3,267
Series 2009 S2, 6% 7/15/38	7,500	8,552
Series 2009 S3:
5.25% 1/15/26	1,000	1,138
5.25% 1/15/39	6,100	6,828
5.375% 1/15/34	13,435	15,186
Series 2009 S4:
5.5% 1/15/34	1,000	1,142
5.5% 1/15/39	6,700	7,628
5.75% 1/15/39	2,900	3,326
Series 2009 S5, 5.25% 1/15/39	10,180	11,395
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,006
Series S1, 5% 7/15/28	9,000	10,395
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,348
Series 2011 D1, 5.25% 2/1/30	5,435	6,303
Series 2012 B, 5% 11/1/24	7,500	8,937
Series 2013 B, 5% 11/1/26	2,955	3,482
Series 2013 F:
5% 2/1/31	6,000	6,856
5% 2/1/32	5,000	5,677
Series 2013 F1, 5% 2/1/28	11,120	12,901
Series 2014 D1:
5% 2/1/27	5,000	5,884
5% 2/1/28	5,000	5,834
5% 2/1/29	7,500	8,690
5% 2/1/31	4,300	4,933
5% 2/1/32	1,515	1,732
Series A, 5% 8/1/28	3,500	4,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 25,640
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,767
Series 2012 A, 5% 5/15/23	2,400	2,844
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A:
5% 3/15/32	3,700	3,934
5% 3/15/37	1,700	1,802
Series 2008 A, 5% 3/15/24	5,000	5,506
Series 2008 B:
5.25% 3/15/38	1,500	1,686
5.75% 3/15/36	10,500	12,079
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,916
Series 2012 D:
5% 2/15/24	5,000	5,867
5% 2/15/37	7,500	8,378
Series 2013 A, 5% 2/15/30	18,985	21,802
Series 2014 2, 5.25% 2/15/23	7,910	9,046
Series 2014 A:
5% 2/15/39	20,345	22,597
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	23
5% 12/15/31	6,290	6,642
5% 2/15/34	15,490	17,363
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36	1,895	1,977
5% 3/15/36 (Pre-Refunded to 9/15/16 @ 100)	135	142
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 10/1/29	785	914
5% 5/1/30	3,450	3,913
5% 7/1/30	10,120	11,777
5% 10/1/30	535	620
5% 5/1/31	11,000	12,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Rev.: - continued
Series 2015 A: - continued
5% 10/1/31	$ 1,595	$ 1,839
5% 10/1/32	1,550	1,780
Series 2015 B:
5% 10/1/28	1,000	1,168
5% 10/1/29	1,470	1,705
5% 10/1/33	1,010	1,151
5% 10/1/34	1,070	1,216
Series 2015:
5% 12/1/19 (a)	1,100	1,210
5% 12/1/20 (a)	1,200	1,328
5% 12/1/21 (a)	800	885
5% 12/1/23 (a)	700	773
5% 12/1/24 (a)	600	660
5% 12/1/27 (a)	1,200	1,289
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	425	447
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,843
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,322
5% 7/1/37	6,000	6,756
Series 2009 A:
5% 7/1/22	445	513
5% 7/1/23	1,315	1,515
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,339
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,200
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	12,034
5.5% 5/15/28	2,700	3,399
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	1,130	1,176
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90	96
Series 2011 A:
5.75% 7/1/31	4,000	4,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2011 A: - continued
6% 7/1/40	$ 4,000	$ 4,647
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,868
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37 (Pre-Refunded to 5/1/19 @ 100)	8,085	9,391
(North Shore Univ. Hosp. Proj.) Series 2007 A:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	2,000	2,154
5% 5/1/21 (Pre-Refunded to 5/1/17 @ 100)	1,315	1,416
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,161
5% 7/1/21	1,500	1,725
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,778
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25	25
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,398
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,286
5.5% 3/1/39	2,500	2,839
(Univ. of Rochester Proj.) Series 2007 A1, 5% 7/1/39 (Pre-Refunded to 1/1/17 @ 100)	19,005	20,190
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,962
Series 1:
4% 7/1/21	1,000	1,123
5% 7/1/21	1,000	1,179
5% 7/1/23	1,350	1,595
Series 2010 A:
5% 7/1/19	1,500	1,701
5% 7/1/21	7,000	8,008
5% 7/1/22	6,000	6,825
5% 7/1/41	12,000	13,578
Series 2011 A:
5% 5/1/18	1,000	1,102
5% 5/1/20	5,590	6,418
5% 5/1/21	3,140	3,637
5% 5/1/22	2,350	2,722
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F: - continued
5% 10/1/20 (FSA Insured)	$ 1,100	$ 1,284
5% 10/1/21 (FSA Insured)	1,000	1,177
5% 10/1/23 (FSA Insured)	1,000	1,180
5% 10/1/24 (FSA Insured)	750	881
Series 2012:
5% 7/1/23	1,000	1,178
5% 7/1/38	1,000	1,114
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,656
5% 10/1/27 (FSA Insured)	1,000	1,175
5% 10/1/28 (FSA Insured)	1,000	1,165
Series A, 5.75% 7/1/18	2,135	2,325
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,809
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,273
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,761
5.625% 11/15/39	6,000	6,809
Series 2009 B, 5% 11/15/34	19,560	22,255
Series 2012 A:
5% 11/15/22	2,500	2,968
5% 11/15/29	17,000	19,713
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,284
Series 2005 G, 5% 11/15/21	3,200	3,727
Series 2007 B:
5% 11/15/26	8,185	8,903
5% 11/15/28	2,235	2,422
Series 2008 A, 5.25% 11/15/36	15,000	16,248
Series 2008 B2:
5% 11/15/22	4,000	4,735
5% 11/15/23	5,910	7,008
Series 2008 C, 6.5% 11/15/28	9,670	11,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 A:
5% 11/15/18	$ 1,000	$ 1,126
5% 11/15/22	1,500	1,749
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,662
5% 11/15/25	5,000	5,813
Series 2012 D, 5% 11/15/25	20,000	23,438
Series 2012 E, 5% 11/15/20	3,165	3,707
Series 2012 F:
5% 11/15/21	1,500	1,771
5% 11/15/22	5,000	5,940
5% 11/15/23	7,000	8,316
Series 2012 H:
5% 11/15/24	3,290	3,880
5% 11/15/33	3,505	3,960
5% 11/15/42	4,750	5,236
Series 2013 A, 5% 11/15/43	3,250	3,554
Series 2013 E, 5% 11/15/43	15,375	16,892
Series 2014 A1:
5% 11/15/23	2,300	2,748
5% 11/15/44	8,000	8,783
Series 2014 B, 5.25% 11/15/44	6,300	7,117
Series 2014 D, 5.25% 11/15/44	5,000	5,679
Series 2015 B:
5% 11/15/26	1,495	1,773
5% 11/15/28	1,000	1,167
5% 11/15/29	2,125	2,463
5.5% 11/15/18	1,645	1,773
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,557
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,947
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,292
5% 1/1/25	13,000	14,213
5% 1/1/26	4,000	4,369
Series 2013 A, 5% 5/1/19	13,600	15,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	$ 6,750	$ 7,341
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,563
5.25% 3/15/26	12,080	13,163
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,655
Series 2011 A2:
5% 4/1/21	2,385	2,813
5% 4/1/23	6,000	7,003
New York Urban Dev. Corp. Rev.:
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,733
5% 1/1/24 (FSA Insured)	5,975	6,522
Series 2013 C, 5% 3/15/30	4,540	5,220
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	94
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,006
7.5% 3/1/17 (Escrowed to Maturity)	100	111
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,205
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,944
5% 6/15/24 (FSA Insured)	1,450	1,698
5% 6/15/25 (FSA Insured)	1,670	1,938
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,538
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,795
5% 9/1/28 (b)	7,350	8,409
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,418
5% 3/1/21 (FSA Insured)	3,000	3,450
5% 3/1/22 (FSA Insured)	4,000	4,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig.: - continued
Series 2014 A: - continued
5% 3/1/23 (FSA Insured)	$ 2,500	$ 2,906
5% 3/1/24 (FSA Insured)	1,600	1,871
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	893
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,087
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	732
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,155
5% 7/1/26	1,280	1,471
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,191
5% 3/1/25	500	598
5% 3/1/26	500	592
5% 3/1/27	350	412
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,727
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,531
5.25% 11/15/38	14,500	15,940
Series 2006 A, 5% 11/15/31	965	1,018
Series 2012 B:
0% 11/15/27	2,500	1,701
0% 11/15/28	2,500	1,629
Series 2013 A:
5% 11/15/23	1,785	2,131
5% 11/15/24	4,000	4,734
Series 2013 C:
5% 11/15/26	5,475	6,399
5% 11/15/27	5,660	6,585
5% 11/15/28	5,935	6,860
5% 11/15/29	6,340	7,299
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,503
5.125% 9/1/40	8,055	8,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	$ 300	$ 348
5% 4/1/30	350	402
5% 4/1/31	335	383
5% 4/1/32	1,000	1,138
5% 4/1/34	1,045	1,182
5% 4/1/35	1,180	1,330
5% 4/1/40	1,400	1,562
5% 4/1/45	2,250	2,493
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	629
4% 3/15/19 (FSA Insured)	1,700	1,854
5% 3/15/22 (FSA Insured)	750	854
5% 3/15/23 (FSA Insured)	1,255	1,430
5% 3/15/24 (FSA Insured)	1,545	1,756
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,356
5% 8/1/21 (FSA Insured)	735	853
5% 8/1/22 (FSA Insured)	510	591
5% 8/1/23 (FSA Insured)	300	351
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	435
4% 8/1/17 (FSA Insured)	400	424
4% 8/1/18 (FSA Insured)	630	681
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,280
6% 6/1/41	5,000	5,586
		1,711,656
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,262
166th Series, 5% 1/15/41	5,400	5,862
185th Series, 5% 9/1/27 (b)	6,200	7,162
85th Series, 5.375% 3/1/28	6,280	7,573
		48,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,165
5% 10/1/17	2,750	2,940
		7,105
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,671,993)	1,767,620
NET OTHER ASSETS (LIABILITIES) - 1.9%	34,623
NET ASSETS - 100%	$ 1,802,243
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,145,000 or 0.3% of net assets.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	22.5%
Special Tax	21.4%
General Obligations	16.4%
Water & Sewer	13.2%
Education	9.8%
Health Care	6.3%
Others* (Individually Less Than 5%)	10.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,671,993)		$ 1,767,620
Cash		18,421
Receivable for fund shares sold		1,228
Interest receivable		18,120
Other receivables		4
Total assets		1,805,393

Liabilities
Payable for fund shares redeemed	$ 879
Distributions payable	1,517
Accrued management fee	538
Distribution and service plan fees payable	37
Other affiliated payables	146
Other payables and accrued expenses	33
Total liabilities		3,150

Net Assets		$ 1,802,243
Net Assets consist of:
Paid in capital		$ 1,695,994
Undistributed net investment income		209
Accumulated undistributed net realized gain (loss) on investments		10,413
Net unrealized appreciation (depreciation) on investments		95,627
Net Assets		$ 1,802,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($45,531 ÷ 3,378.6 shares)	$ 13.48

Maximum offering price per share (100/96.00 of $13.48)	$ 14.04
Class T:
Net Asset Value and redemption price per share ($7,837 ÷ 581.1 shares)	$ 13.49

Maximum offering price per share (100/96.00 of $13.49)	$ 14.05
Class B:
Net Asset Value and offering price per share ($1,577 ÷ 117.1 shares)A	$ 13.47

Class C:
Net Asset Value and offering price per share ($29,805 ÷ 2,211.6 shares)A	$ 13.48

New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,684,698 ÷ 124,963.8 shares)	$ 13.48

Class I:
Net Asset Value, offering price and redemption price per share ($32,795 ÷ 2,435.2 shares)	$ 13.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 32,505

Expenses
Management fee	$ 3,259
Transfer agent fees	708
Distribution and service plan fees	222
Accounting fees and expenses	167
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	71
Audit	29
Legal	7
Miscellaneous	6
Total expenses before reductions	4,486
Expense reductions	(13)	4,473
Net investment income (loss)		28,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,615
Change in net unrealized appreciation (depreciation) on investment securities		(50,521)
Net gain (loss)		(39,906)
Net increase (decrease) in net assets resulting from operations		$ (11,874)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,032	$ 57,355
Net realized gain (loss)	10,615	3,341
Change in net unrealized appreciation (depreciation)	(50,521)	100,212
Net increase (decrease) in net assets resulting from operations	(11,874)	160,908
Distributions to shareholders from net investment income	(28,024)	(57,420)
Distributions to shareholders from net realized gain	(536)	(3,181)
Total distributions	(28,560)	(60,601)
Share transactions - net increase (decrease)	(4,811)	49,416
Redemption fees	3	3
Total increase (decrease) in net assets	(45,242)	149,726

Net Assets
Beginning of period	1,847,485	1,697,759
End of period (including undistributed net investment income of $209 and undistributed net investment income of $201, respectively)	$ 1,802,243	$ 1,847,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.189	.396	.404	.410	.433	.459
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.145	1.130	(.347)
Total from investment operations	(.107)	1.180	(.252)	.555	1.563	.112
Distributions from net investment income	(.189)	(.396)	(.404)	(.393)	(.451)	(.460)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.193)	(.420)	(.418)	(.425)	(.483)	(.462)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(.77)%	9.20%	(1.82)%	4.15%	12.79%	.79%
Ratios to Average Net Assets F
Expenses before reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Net investment income (loss)	2.82%A	2.95%	3.07%	3.01%	3.34%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 43	$ 45	$ 54	$ 43	$ 33
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.193	.404	.411	.418	.437	.463
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.143	1.130	(.348)
Total from investment operations	(.103)	1.188	(.245)	.561	1.567	.115
Distributions from net investment income	(.193)	(.404)	(.411)	(.399)	(.455)	(.463)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.197)	(.428)	(.425)	(.431)	(.487)	(.465)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.49	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49
Total ReturnB, C, D	(.74)%	9.26%	(1.76)%	4.19%	12.81%	.81%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.72%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.74%A	.73%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.74%A	.72%	.72%	.72%	.73%	.73%
Net investment income (loss)	2.88%A	3.01%	3.12%	3.06%	3.37%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 7	$ 9	$ 9	$ 8
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.150	.316	.324	.326	.350	.376
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.145	1.121	(.347)
Total from investment operations	(.146)	1.101	(.332)	.471	1.471	.029
Distributions from net investment income	(.150)	(.317)	(.324)	(.309)	(.369)	(.377)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.154)	(.341)	(.338)	(.341)	(.401)	(.379)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48
Total ReturnB, C, D	(1.06)%	8.56%	(2.41)%	3.51%	11.99%	.15%
Ratios to Average Net Assets F
Expenses before reductions	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of fee waivers, if any	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of all reductions	1.39%A	1.37%	1.38%	1.38%	1.39%	1.40%
Net investment income (loss)	2.24%A	2.36%	2.46%	2.40%	2.71%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 3	$ 4	$ 4
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.139	.297	.305	.306	.334	.358
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.144	1.130	(.347)
Total from investment operations	(.157)	1.082	(.351)	.450	1.464	.011
Distributions from net investment income	(.139)	(.298)	(.305)	(.288)	(.352)	(.359)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.143)	(.322)	(.319)	(.320)	(.384)	(.361)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(1.14)%	8.40%	(2.55)%	3.35%	11.93%	.01%
Ratios to Average Net Assets F
Expenses before reductions	1.55%A	1.52%	1.52%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55%A	1.52%	1.52%	1.54%	1.52%	1.53%
Expenses net of all reductions	1.55%A	1.52%	1.52%	1.53%	1.52%	1.53%
Net investment income (loss)	2.08%A	2.22%	2.31%	2.25%	2.58%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 31	$ 28	$ 37	$ 34	$ 32
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.211	.439	.444	.452	.471	.497
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.144	1.120	(.338)
Total from investment operations	(.085)	1.223	(.212)	.596	1.591	.159
Distributions from net investment income	(.211)	(.439)	(.444)	(.434)	(.489)	(.497)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.215)	(.463)	(.458)	(.466)	(.521)	(.499)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49
Total ReturnB, C	(.61)%	9.55%	(1.51)%	4.46%	13.02%	1.16%
Ratios to Average Net Assets E
Expenses before reductions	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of all reductions	.47%A	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	3.15%A	3.27%	3.37%	3.32%	3.64%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 1,685	$ 1,734	$ 1,597	$ 1,952	$ 1,845	$ 1,604
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.206	.429	.435	.443	.462	.487
Net realized and unrealized gain (loss)	(.296)	.785	(.655)	.145	1.130	(.347)
Total from investment operations	(.090)	1.214	(.220)	.588	1.592	.140
Distributions from net investment income	(.206)	(.430)	(.436)	(.426)	(.480)	(.488)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.210)	(.454)	(.450)	(.458)	(.512)	(.490)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47
Total ReturnB, C	(.65)%	9.48%	(1.58)%	4.40%	13.05%	1.01%
Ratios to Average Net Assets E
Expenses before reductions	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.54%A	.53%	.53%	.52%	.53%	.53%
Net investment income (loss)	3.08%A	3.21%	3.31%	3.26%	3.57%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 20	$ 23	$ 16	$ 14
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,110
Gross unrealized depreciation	(2,420)
Net unrealized appreciation (depreciation) on securities	$ 95,690

Tax cost	$ 1,671,930

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,023 and $180,646, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 7
Class T	-%	.25%	9	- *
Class B	.65%	.25%	8	6
Class C	.75%	.25%	149	19
			$ 222	$ 32

* Amount represents seventy eight dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	-**
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty eight dollars.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34.15
Class T	4.10
Class B	1.08
Class C	21.14
New York Municipal Income	626.07
Class I	22.15
	$ 708

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 628	$ 1,288
Class T	107	212
Class B	20	48
Class C	305	651
New York Municipal Income	26,501	54,451
Class I	463	770
Total	$ 28,024	$ 57,420
From net realized gain
Class A	$ 13	$ 74
Class T	2	13
Class B	1	4
Class C	9	53
New York Municipal Income	502	2,990
Class I	9	47
Total	$ 536	$ 3,181

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	426	607	$ 5,778	$ 8,175
Reinvestment of distributions	41	82	551	1,101
Shares redeemed	(238)	(958)	(3,213)	(12,855)
Net increase (decrease)	229	(269)	$ 3,116	$ (3,579)
Class T
Shares sold	60	84	$ 814	$ 1,126
Reinvestment of distributions	7	12	88	167
Shares redeemed	(41)	(55)	(552)	(738)
Net increase (decrease)	26	41	$ 350	$ 555
Class B
Shares sold	-*	6	$ 1	$ 79
Reinvestment of distributions	1	3	16	36
Shares redeemed	(28)	(32)	(384)	(422)
Net increase (decrease)	(27)	(23)	$ (367)	$ (307)
Class C
Shares sold	147	386	$ 1,973	$ 5,181
Reinvestment of distributions	16	35	212	465
Shares redeemed	(169)	(350)	(2,287)	(4,691)
Net increase (decrease)	(6)	71	$ (102)	$ 955
New York Municipal Income
Shares sold	7,459	13,709	$ 100,905	$ 183,532
Reinvestment of distributions	1,357	2,902	18,333	38,987
Shares redeemed	(9,690)	(13,410)	(130,886)	(179,398)
Net increase (decrease)	(874)	3,201	$ (11,648)	$ 43,121
Class I
Shares sold	446	848	$ 6,019	$ 11,379
Reinvestment of distributions	18	30	236	397
Shares redeemed	(179)	(232)	(2,415)	(3,105)
Net increase (decrease)	285	646	$ 3,840	$ 8,671

* Amount represents sixty one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank,

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNMI-USAN-0915
1.789729.113
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 992.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.74%
Actual		$ 1,000.00	$ 992.60	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.39%
Actual		$ 1,000.00	$ 989.40	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 988.60	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 993.90	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Class I	.54%
Actual		$ 1,000.00	$ 993.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	22.5	22.4
Special Tax	21.4	23.6
General Obligations	16.4	16.2
Water & Sewer	13.2	12.3
Education	9.8	10.2
Weighted Average Maturity as of July 31, 2015
		6 months ago
Years	5.8	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2015
6 months ago
Years	6.9	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
AAA 0.3%	AAA 0.1%
AA,A 91.4%	AA,A 91.4%
BBB 5.9%	BBB 5.7%
BB and Below 0.4%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
New York - 95.0%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$ 1,215	$ 1,424
5% 12/1/22	1,000	1,185
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	690
5% 7/1/25	455	522
5% 7/1/26	450	509
5% 7/1/27	500	560
5% 7/1/28	360	400
5% 7/1/29	300	331
5% 7/1/30	575	630
5% 7/1/40	1,000	1,061
5.25% 7/1/35	1,000	1,114
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	471
5% 7/1/25	250	294
5% 7/1/26	500	582
5% 7/1/27	2,000	2,315
5% 7/1/29	500	571
Dutchess County Local Dev. Corp. Rev. (Marist College Proj.) Series 2015 A:
5% 7/1/26	550	650
5% 7/1/27	350	411
5% 7/1/28	500	582
5% 7/1/29	700	809
5% 7/1/31	2,610	2,982
5% 7/1/32	2,660	3,027
5% 7/1/33	2,770	3,143
5% 7/1/34	2,935	3,319
5% 7/1/35	3,000	3,379
5% 7/1/36	1,000	1,124
5% 7/1/40	8,500	9,469
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (Pre-Refunded to 5/1/17 @ 100)	5,000	5,446
Series 2008 A, 5.75% 5/1/29 (Pre-Refunded to 5/1/18 @ 100)	3,535	3,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	$ 1,660	$ 1,792
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,304
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,108
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,214
5.75% 7/1/39	6,500	7,141
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,149
5.75% 2/15/47	22,185	25,308
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	973
Series 2009 A, 5.25% 4/1/21	1,945	2,182
Series 2012 A, 5% 9/1/42	2,320	2,506
Series 2012 B:
5% 9/1/25	4,000	4,555
5% 9/1/26	10,065	11,373
5% 9/1/27	10,000	11,245
Series 2014 A, 5% 9/1/35	5,000	5,562
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,637
5% 7/1/25	1,000	1,164
5% 7/1/26	1,150	1,336
5% 7/1/27	1,630	1,890
5% 7/1/28	1,015	1,176
Series 2012 A, 5% 7/1/23	1,000	1,183
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	601
5% 7/1/30	1,125	1,314
5% 7/1/32	1,250	1,447
5% 7/1/33	1,000	1,154
5% 7/1/35	1,000	1,146
5% 7/1/40	4,000	4,527
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	245	246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	$ 350	$ 417
5% 5/1/24	750	901
5% 5/1/25	750	906
5% 5/1/26	1,200	1,435
5% 5/1/27	700	830
5% 5/1/29	1,750	2,040
5% 5/1/30	1,000	1,159
5% 5/1/31	1,205	1,387
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,485
5% 7/1/29	1,050	1,240
5% 7/1/30	1,000	1,172
5% 7/1/31	1,200	1,396
5% 7/1/32	1,250	1,449
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,436
5% 4/1/29	14,040	15,960
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,495
5% 7/1/22	5,500	6,215
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	524
5% 7/1/26	1,500	1,724
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,266
5% 7/1/22	2,000	2,283
5% 7/1/27	2,155	2,401
Series 2014 B:
5% 7/1/23	550	640
5% 7/1/27	1,000	1,146
Series 2014 C, 5% 7/1/26	3,000	3,448
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	2,300	2,764
5% 10/1/27	5,000	5,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A: - continued
5% 10/1/28	$ 3,450	$ 4,093
New York City Gen. Oblig.:
Series 2005 A, 5% 8/1/19	845	848
Series 2008 A1, 5.25% 8/15/27	15,000	16,806
Series 2008 D1, 5.125% 12/1/23	5,000	5,499
Series 2012 A1, 5% 8/1/24	2,400	2,813
Series 2012 G1, 5% 4/1/25	4,300	5,021
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,528
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,182
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,401
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,240
Series 2009 A, 5.75% 6/15/40	10,025	11,220
Series 2009 C, 5% 6/15/44	2,700	2,999
Series 2009 DD, 6% 6/15/40	1,115	1,267
Series 2009 EE, 5.25% 6/15/40	8,500	9,613
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,673
Series 2009 GG, 5.25% 6/15/40	10,000	11,309
Series 2009 GG1, 5.25% 6/15/32	7,000	8,026
Series 2011 EE:
5.375% 6/15/40	2,310	2,707
5.375% 6/15/43	20,035	23,411
5.5% 6/15/43	4,375	5,189
Series 2012 BB, 5.25% 6/15/44	2,330	2,630
Series 2012 CC, 5% 6/15/45	8,000	8,881
Series 2012 FF, 5% 6/15/24	18,240	21,488
Series 2013 CC, 5% 6/15/47	23,575	26,071
Series 2014 BB, 5% 6/15/46	9,785	10,793
Series 2014 CC, 5% 6/15/47	11,200	12,470
Series 2015 AA, 5% 6/15/44	6,200	6,918
Series 2015 FF:
5% 6/15/29	5,080	5,980
5% 6/15/30	6,060	7,088
5% 6/15/31	11,780	13,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2015 FF: - continued
5% 6/15/32	$ 2,000	$ 2,317
Series GG, 5% 6/15/43	2,700	2,979
5% 6/15/35	10,000	11,362
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,163
Series 2008 S1, 5% 1/15/34	10,000	10,900
Series 2009 S1:
5.5% 7/15/31	5,000	5,642
5.5% 7/15/38	2,900	3,256
5.625% 7/15/38	2,900	3,267
Series 2009 S2, 6% 7/15/38	7,500	8,552
Series 2009 S3:
5.25% 1/15/26	1,000	1,138
5.25% 1/15/39	6,100	6,828
5.375% 1/15/34	13,435	15,186
Series 2009 S4:
5.5% 1/15/34	1,000	1,142
5.5% 1/15/39	6,700	7,628
5.75% 1/15/39	2,900	3,326
Series 2009 S5, 5.25% 1/15/39	10,180	11,395
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,006
Series S1, 5% 7/15/28	9,000	10,395
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,348
Series 2011 D1, 5.25% 2/1/30	5,435	6,303
Series 2012 B, 5% 11/1/24	7,500	8,937
Series 2013 B, 5% 11/1/26	2,955	3,482
Series 2013 F:
5% 2/1/31	6,000	6,856
5% 2/1/32	5,000	5,677
Series 2013 F1, 5% 2/1/28	11,120	12,901
Series 2014 D1:
5% 2/1/27	5,000	5,884
5% 2/1/28	5,000	5,834
5% 2/1/29	7,500	8,690
5% 2/1/31	4,300	4,933
5% 2/1/32	1,515	1,732
Series A, 5% 8/1/28	3,500	4,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 25,640
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,767
Series 2012 A, 5% 5/15/23	2,400	2,844
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A:
5% 3/15/32	3,700	3,934
5% 3/15/37	1,700	1,802
Series 2008 A, 5% 3/15/24	5,000	5,506
Series 2008 B:
5.25% 3/15/38	1,500	1,686
5.75% 3/15/36	10,500	12,079
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,916
Series 2012 D:
5% 2/15/24	5,000	5,867
5% 2/15/37	7,500	8,378
Series 2013 A, 5% 2/15/30	18,985	21,802
Series 2014 2, 5.25% 2/15/23	7,910	9,046
Series 2014 A:
5% 2/15/39	20,345	22,597
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	23
5% 12/15/31	6,290	6,642
5% 2/15/34	15,490	17,363
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36	1,895	1,977
5% 3/15/36 (Pre-Refunded to 9/15/16 @ 100)	135	142
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 10/1/29	785	914
5% 5/1/30	3,450	3,913
5% 7/1/30	10,120	11,777
5% 10/1/30	535	620
5% 5/1/31	11,000	12,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Rev.: - continued
Series 2015 A: - continued
5% 10/1/31	$ 1,595	$ 1,839
5% 10/1/32	1,550	1,780
Series 2015 B:
5% 10/1/28	1,000	1,168
5% 10/1/29	1,470	1,705
5% 10/1/33	1,010	1,151
5% 10/1/34	1,070	1,216
Series 2015:
5% 12/1/19 (a)	1,100	1,210
5% 12/1/20 (a)	1,200	1,328
5% 12/1/21 (a)	800	885
5% 12/1/23 (a)	700	773
5% 12/1/24 (a)	600	660
5% 12/1/27 (a)	1,200	1,289
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	425	447
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,843
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,322
5% 7/1/37	6,000	6,756
Series 2009 A:
5% 7/1/22	445	513
5% 7/1/23	1,315	1,515
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,339
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,200
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	12,034
5.5% 5/15/28	2,700	3,399
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	1,130	1,176
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90	96
Series 2011 A:
5.75% 7/1/31	4,000	4,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2011 A: - continued
6% 7/1/40	$ 4,000	$ 4,647
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,868
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37 (Pre-Refunded to 5/1/19 @ 100)	8,085	9,391
(North Shore Univ. Hosp. Proj.) Series 2007 A:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	2,000	2,154
5% 5/1/21 (Pre-Refunded to 5/1/17 @ 100)	1,315	1,416
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,161
5% 7/1/21	1,500	1,725
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,778
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25	25
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,398
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,286
5.5% 3/1/39	2,500	2,839
(Univ. of Rochester Proj.) Series 2007 A1, 5% 7/1/39 (Pre-Refunded to 1/1/17 @ 100)	19,005	20,190
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,962
Series 1:
4% 7/1/21	1,000	1,123
5% 7/1/21	1,000	1,179
5% 7/1/23	1,350	1,595
Series 2010 A:
5% 7/1/19	1,500	1,701
5% 7/1/21	7,000	8,008
5% 7/1/22	6,000	6,825
5% 7/1/41	12,000	13,578
Series 2011 A:
5% 5/1/18	1,000	1,102
5% 5/1/20	5,590	6,418
5% 5/1/21	3,140	3,637
5% 5/1/22	2,350	2,722
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F: - continued
5% 10/1/20 (FSA Insured)	$ 1,100	$ 1,284
5% 10/1/21 (FSA Insured)	1,000	1,177
5% 10/1/23 (FSA Insured)	1,000	1,180
5% 10/1/24 (FSA Insured)	750	881
Series 2012:
5% 7/1/23	1,000	1,178
5% 7/1/38	1,000	1,114
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,656
5% 10/1/27 (FSA Insured)	1,000	1,175
5% 10/1/28 (FSA Insured)	1,000	1,165
Series A, 5.75% 7/1/18	2,135	2,325
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,809
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,273
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,761
5.625% 11/15/39	6,000	6,809
Series 2009 B, 5% 11/15/34	19,560	22,255
Series 2012 A:
5% 11/15/22	2,500	2,968
5% 11/15/29	17,000	19,713
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,284
Series 2005 G, 5% 11/15/21	3,200	3,727
Series 2007 B:
5% 11/15/26	8,185	8,903
5% 11/15/28	2,235	2,422
Series 2008 A, 5.25% 11/15/36	15,000	16,248
Series 2008 B2:
5% 11/15/22	4,000	4,735
5% 11/15/23	5,910	7,008
Series 2008 C, 6.5% 11/15/28	9,670	11,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 A:
5% 11/15/18	$ 1,000	$ 1,126
5% 11/15/22	1,500	1,749
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,662
5% 11/15/25	5,000	5,813
Series 2012 D, 5% 11/15/25	20,000	23,438
Series 2012 E, 5% 11/15/20	3,165	3,707
Series 2012 F:
5% 11/15/21	1,500	1,771
5% 11/15/22	5,000	5,940
5% 11/15/23	7,000	8,316
Series 2012 H:
5% 11/15/24	3,290	3,880
5% 11/15/33	3,505	3,960
5% 11/15/42	4,750	5,236
Series 2013 A, 5% 11/15/43	3,250	3,554
Series 2013 E, 5% 11/15/43	15,375	16,892
Series 2014 A1:
5% 11/15/23	2,300	2,748
5% 11/15/44	8,000	8,783
Series 2014 B, 5.25% 11/15/44	6,300	7,117
Series 2014 D, 5.25% 11/15/44	5,000	5,679
Series 2015 B:
5% 11/15/26	1,495	1,773
5% 11/15/28	1,000	1,167
5% 11/15/29	2,125	2,463
5.5% 11/15/18	1,645	1,773
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,557
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,947
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,292
5% 1/1/25	13,000	14,213
5% 1/1/26	4,000	4,369
Series 2013 A, 5% 5/1/19	13,600	15,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	$ 6,750	$ 7,341
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,563
5.25% 3/15/26	12,080	13,163
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,655
Series 2011 A2:
5% 4/1/21	2,385	2,813
5% 4/1/23	6,000	7,003
New York Urban Dev. Corp. Rev.:
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,733
5% 1/1/24 (FSA Insured)	5,975	6,522
Series 2013 C, 5% 3/15/30	4,540	5,220
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	94
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,006
7.5% 3/1/17 (Escrowed to Maturity)	100	111
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,205
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,944
5% 6/15/24 (FSA Insured)	1,450	1,698
5% 6/15/25 (FSA Insured)	1,670	1,938
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,538
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,795
5% 9/1/28 (b)	7,350	8,409
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,418
5% 3/1/21 (FSA Insured)	3,000	3,450
5% 3/1/22 (FSA Insured)	4,000	4,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig.: - continued
Series 2014 A: - continued
5% 3/1/23 (FSA Insured)	$ 2,500	$ 2,906
5% 3/1/24 (FSA Insured)	1,600	1,871
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	893
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,087
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	732
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,155
5% 7/1/26	1,280	1,471
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,191
5% 3/1/25	500	598
5% 3/1/26	500	592
5% 3/1/27	350	412
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,727
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,531
5.25% 11/15/38	14,500	15,940
Series 2006 A, 5% 11/15/31	965	1,018
Series 2012 B:
0% 11/15/27	2,500	1,701
0% 11/15/28	2,500	1,629
Series 2013 A:
5% 11/15/23	1,785	2,131
5% 11/15/24	4,000	4,734
Series 2013 C:
5% 11/15/26	5,475	6,399
5% 11/15/27	5,660	6,585
5% 11/15/28	5,935	6,860
5% 11/15/29	6,340	7,299
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,503
5.125% 9/1/40	8,055	8,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	$ 300	$ 348
5% 4/1/30	350	402
5% 4/1/31	335	383
5% 4/1/32	1,000	1,138
5% 4/1/34	1,045	1,182
5% 4/1/35	1,180	1,330
5% 4/1/40	1,400	1,562
5% 4/1/45	2,250	2,493
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	629
4% 3/15/19 (FSA Insured)	1,700	1,854
5% 3/15/22 (FSA Insured)	750	854
5% 3/15/23 (FSA Insured)	1,255	1,430
5% 3/15/24 (FSA Insured)	1,545	1,756
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,356
5% 8/1/21 (FSA Insured)	735	853
5% 8/1/22 (FSA Insured)	510	591
5% 8/1/23 (FSA Insured)	300	351
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	435
4% 8/1/17 (FSA Insured)	400	424
4% 8/1/18 (FSA Insured)	630	681
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,280
6% 6/1/41	5,000	5,586
		1,711,656
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,262
166th Series, 5% 1/15/41	5,400	5,862
185th Series, 5% 9/1/27 (b)	6,200	7,162
85th Series, 5.375% 3/1/28	6,280	7,573
		48,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,165
5% 10/1/17	2,750	2,940
		7,105
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,671,993)	1,767,620
NET OTHER ASSETS (LIABILITIES) - 1.9%	34,623
NET ASSETS - 100%	$ 1,802,243
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,145,000 or 0.3% of net assets.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	22.5%
Special Tax	21.4%
General Obligations	16.4%
Water & Sewer	13.2%
Education	9.8%
Health Care	6.3%
Others* (Individually Less Than 5%)	10.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,671,993)		$ 1,767,620
Cash		18,421
Receivable for fund shares sold		1,228
Interest receivable		18,120
Other receivables		4
Total assets		1,805,393

Liabilities
Payable for fund shares redeemed	$ 879
Distributions payable	1,517
Accrued management fee	538
Distribution and service plan fees payable	37
Other affiliated payables	146
Other payables and accrued expenses	33
Total liabilities		3,150

Net Assets		$ 1,802,243
Net Assets consist of:
Paid in capital		$ 1,695,994
Undistributed net investment income		209
Accumulated undistributed net realized gain (loss) on investments		10,413
Net unrealized appreciation (depreciation) on investments		95,627
Net Assets		$ 1,802,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($45,531 ÷ 3,378.6 shares)	$ 13.48

Maximum offering price per share (100/96.00 of $13.48)	$ 14.04
Class T:
Net Asset Value and redemption price per share ($7,837 ÷ 581.1 shares)	$ 13.49

Maximum offering price per share (100/96.00 of $13.49)	$ 14.05
Class B:
Net Asset Value and offering price per share ($1,577 ÷ 117.1 shares)A	$ 13.47

Class C:
Net Asset Value and offering price per share ($29,805 ÷ 2,211.6 shares)A	$ 13.48

New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,684,698 ÷ 124,963.8 shares)	$ 13.48

Class I:
Net Asset Value, offering price and redemption price per share ($32,795 ÷ 2,435.2 shares)	$ 13.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 32,505

Expenses
Management fee	$ 3,259
Transfer agent fees	708
Distribution and service plan fees	222
Accounting fees and expenses	167
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	71
Audit	29
Legal	7
Miscellaneous	6
Total expenses before reductions	4,486
Expense reductions	(13)	4,473
Net investment income (loss)		28,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,615
Change in net unrealized appreciation (depreciation) on investment securities		(50,521)
Net gain (loss)		(39,906)
Net increase (decrease) in net assets resulting from operations		$ (11,874)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,032	$ 57,355
Net realized gain (loss)	10,615	3,341
Change in net unrealized appreciation (depreciation)	(50,521)	100,212
Net increase (decrease) in net assets resulting from operations	(11,874)	160,908
Distributions to shareholders from net investment income	(28,024)	(57,420)
Distributions to shareholders from net realized gain	(536)	(3,181)
Total distributions	(28,560)	(60,601)
Share transactions - net increase (decrease)	(4,811)	49,416
Redemption fees	3	3
Total increase (decrease) in net assets	(45,242)	149,726

Net Assets
Beginning of period	1,847,485	1,697,759
End of period (including undistributed net investment income of $209 and undistributed net investment income of $201, respectively)	$ 1,802,243	$ 1,847,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.189	.396	.404	.410	.433	.459
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.145	1.130	(.347)
Total from investment operations	(.107)	1.180	(.252)	.555	1.563	.112
Distributions from net investment income	(.189)	(.396)	(.404)	(.393)	(.451)	(.460)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.193)	(.420)	(.418)	(.425)	(.483)	(.462)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(.77)%	9.20%	(1.82)%	4.15%	12.79%	.79%
Ratios to Average Net Assets F
Expenses before reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Net investment income (loss)	2.82%A	2.95%	3.07%	3.01%	3.34%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 43	$ 45	$ 54	$ 43	$ 33
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.193	.404	.411	.418	.437	.463
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.143	1.130	(.348)
Total from investment operations	(.103)	1.188	(.245)	.561	1.567	.115
Distributions from net investment income	(.193)	(.404)	(.411)	(.399)	(.455)	(.463)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.197)	(.428)	(.425)	(.431)	(.487)	(.465)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.49	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49
Total ReturnB, C, D	(.74)%	9.26%	(1.76)%	4.19%	12.81%	.81%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.72%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.74%A	.73%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.74%A	.72%	.72%	.72%	.73%	.73%
Net investment income (loss)	2.88%A	3.01%	3.12%	3.06%	3.37%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 7	$ 9	$ 9	$ 8
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.150	.316	.324	.326	.350	.376
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.145	1.121	(.347)
Total from investment operations	(.146)	1.101	(.332)	.471	1.471	.029
Distributions from net investment income	(.150)	(.317)	(.324)	(.309)	(.369)	(.377)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.154)	(.341)	(.338)	(.341)	(.401)	(.379)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48
Total ReturnB, C, D	(1.06)%	8.56%	(2.41)%	3.51%	11.99%	.15%
Ratios to Average Net Assets F
Expenses before reductions	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of fee waivers, if any	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of all reductions	1.39%A	1.37%	1.38%	1.38%	1.39%	1.40%
Net investment income (loss)	2.24%A	2.36%	2.46%	2.40%	2.71%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 3	$ 4	$ 4
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.139	.297	.305	.306	.334	.358
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.144	1.130	(.347)
Total from investment operations	(.157)	1.082	(.351)	.450	1.464	.011
Distributions from net investment income	(.139)	(.298)	(.305)	(.288)	(.352)	(.359)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.143)	(.322)	(.319)	(.320)	(.384)	(.361)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(1.14)%	8.40%	(2.55)%	3.35%	11.93%	.01%
Ratios to Average Net Assets F
Expenses before reductions	1.55%A	1.52%	1.52%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55%A	1.52%	1.52%	1.54%	1.52%	1.53%
Expenses net of all reductions	1.55%A	1.52%	1.52%	1.53%	1.52%	1.53%
Net investment income (loss)	2.08%A	2.22%	2.31%	2.25%	2.58%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 31	$ 28	$ 37	$ 34	$ 32
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.211	.439	.444	.452	.471	.497
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.144	1.120	(.338)
Total from investment operations	(.085)	1.223	(.212)	.596	1.591	.159
Distributions from net investment income	(.211)	(.439)	(.444)	(.434)	(.489)	(.497)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.215)	(.463)	(.458)	(.466)	(.521)	(.499)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49
Total ReturnB, C	(.61)%	9.55%	(1.51)%	4.46%	13.02%	1.16%
Ratios to Average Net Assets E
Expenses before reductions	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of all reductions	.47%A	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	3.15%A	3.27%	3.37%	3.32%	3.64%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 1,685	$ 1,734	$ 1,597	$ 1,952	$ 1,845	$ 1,604
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.206	.429	.435	.443	.462	.487
Net realized and unrealized gain (loss)	(.296)	.785	(.655)	.145	1.130	(.347)
Total from investment operations	(.090)	1.214	(.220)	.588	1.592	.140
Distributions from net investment income	(.206)	(.430)	(.436)	(.426)	(.480)	(.488)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.210)	(.454)	(.450)	(.458)	(.512)	(.490)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47
Total ReturnB, C	(.65)%	9.48%	(1.58)%	4.40%	13.05%	1.01%
Ratios to Average Net Assets E
Expenses before reductions	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.54%A	.53%	.53%	.52%	.53%	.53%
Net investment income (loss)	3.08%A	3.21%	3.31%	3.26%	3.57%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 20	$ 23	$ 16	$ 14
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,110
Gross unrealized depreciation	(2,420)
Net unrealized appreciation (depreciation) on securities	$ 95,690

Tax cost	$ 1,671,930

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,023 and $180,646, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 7
Class T	-%	.25%	9	- *
Class B	.65%	.25%	8	6
Class C	.75%	.25%	149	19
			$ 222	$ 32

* Amount represents seventy eight dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	-**
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty eight dollars.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34.15
Class T	4.10
Class B	1.08
Class C	21.14
New York Municipal Income	626.07
Class I	22.15
	$ 708

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 628	$ 1,288
Class T	107	212
Class B	20	48
Class C	305	651
New York Municipal Income	26,501	54,451
Class I	463	770
Total	$ 28,024	$ 57,420
From net realized gain
Class A	$ 13	$ 74
Class T	2	13
Class B	1	4
Class C	9	53
New York Municipal Income	502	2,990
Class I	9	47
Total	$ 536	$ 3,181

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	426	607	$ 5,778	$ 8,175
Reinvestment of distributions	41	82	551	1,101
Shares redeemed	(238)	(958)	(3,213)	(12,855)
Net increase (decrease)	229	(269)	$ 3,116	$ (3,579)
Class T
Shares sold	60	84	$ 814	$ 1,126
Reinvestment of distributions	7	12	88	167
Shares redeemed	(41)	(55)	(552)	(738)
Net increase (decrease)	26	41	$ 350	$ 555
Class B
Shares sold	-*	6	$ 1	$ 79
Reinvestment of distributions	1	3	16	36
Shares redeemed	(28)	(32)	(384)	(422)
Net increase (decrease)	(27)	(23)	$ (367)	$ (307)
Class C
Shares sold	147	386	$ 1,973	$ 5,181
Reinvestment of distributions	16	35	212	465
Shares redeemed	(169)	(350)	(2,287)	(4,691)
Net increase (decrease)	(6)	71	$ (102)	$ 955
New York Municipal Income
Shares sold	7,459	13,709	$ 100,905	$ 183,532
Reinvestment of distributions	1,357	2,902	18,333	38,987
Shares redeemed	(9,690)	(13,410)	(130,886)	(179,398)
Net increase (decrease)	(874)	3,201	$ (11,648)	$ 43,121
Class I
Shares sold	446	848	$ 6,019	$ 11,379
Reinvestment of distributions	18	30	236	397
Shares redeemed	(179)	(232)	(2,415)	(3,105)
Net increase (decrease)	285	646	$ 3,840	$ 8,671

* Amount represents sixty one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank,

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNM-USAN-0915
1.789728.113
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 992.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.74%
Actual		$ 1,000.00	$ 992.60	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.39%
Actual		$ 1,000.00	$ 989.40	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 988.60	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 993.90	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36
Class I	.54%
Actual		$ 1,000.00	$ 993.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	22.5	22.4
Special Tax	21.4	23.6
General Obligations	16.4	16.2
Water & Sewer	13.2	12.3
Education	9.8	10.2
Weighted Average Maturity as of July 31, 2015
		6 months ago
Years	5.8	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2015
6 months ago
Years	6.9	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
AAA 0.3%	AAA 0.1%
AA,A 91.4%	AA,A 91.4%
BBB 5.9%	BBB 5.7%
BB and Below 0.4%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
New York - 95.0%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$ 1,215	$ 1,424
5% 12/1/22	1,000	1,185
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	690
5% 7/1/25	455	522
5% 7/1/26	450	509
5% 7/1/27	500	560
5% 7/1/28	360	400
5% 7/1/29	300	331
5% 7/1/30	575	630
5% 7/1/40	1,000	1,061
5.25% 7/1/35	1,000	1,114
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	471
5% 7/1/25	250	294
5% 7/1/26	500	582
5% 7/1/27	2,000	2,315
5% 7/1/29	500	571
Dutchess County Local Dev. Corp. Rev. (Marist College Proj.) Series 2015 A:
5% 7/1/26	550	650
5% 7/1/27	350	411
5% 7/1/28	500	582
5% 7/1/29	700	809
5% 7/1/31	2,610	2,982
5% 7/1/32	2,660	3,027
5% 7/1/33	2,770	3,143
5% 7/1/34	2,935	3,319
5% 7/1/35	3,000	3,379
5% 7/1/36	1,000	1,124
5% 7/1/40	8,500	9,469
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (Pre-Refunded to 5/1/17 @ 100)	5,000	5,446
Series 2008 A, 5.75% 5/1/29 (Pre-Refunded to 5/1/18 @ 100)	3,535	3,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	$ 1,660	$ 1,792
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,304
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,108
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,214
5.75% 7/1/39	6,500	7,141
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,149
5.75% 2/15/47	22,185	25,308
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	973
Series 2009 A, 5.25% 4/1/21	1,945	2,182
Series 2012 A, 5% 9/1/42	2,320	2,506
Series 2012 B:
5% 9/1/25	4,000	4,555
5% 9/1/26	10,065	11,373
5% 9/1/27	10,000	11,245
Series 2014 A, 5% 9/1/35	5,000	5,562
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,637
5% 7/1/25	1,000	1,164
5% 7/1/26	1,150	1,336
5% 7/1/27	1,630	1,890
5% 7/1/28	1,015	1,176
Series 2012 A, 5% 7/1/23	1,000	1,183
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	601
5% 7/1/30	1,125	1,314
5% 7/1/32	1,250	1,447
5% 7/1/33	1,000	1,154
5% 7/1/35	1,000	1,146
5% 7/1/40	4,000	4,527
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	245	246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	$ 350	$ 417
5% 5/1/24	750	901
5% 5/1/25	750	906
5% 5/1/26	1,200	1,435
5% 5/1/27	700	830
5% 5/1/29	1,750	2,040
5% 5/1/30	1,000	1,159
5% 5/1/31	1,205	1,387
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,485
5% 7/1/29	1,050	1,240
5% 7/1/30	1,000	1,172
5% 7/1/31	1,200	1,396
5% 7/1/32	1,250	1,449
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,436
5% 4/1/29	14,040	15,960
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,495
5% 7/1/22	5,500	6,215
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	524
5% 7/1/26	1,500	1,724
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,266
5% 7/1/22	2,000	2,283
5% 7/1/27	2,155	2,401
Series 2014 B:
5% 7/1/23	550	640
5% 7/1/27	1,000	1,146
Series 2014 C, 5% 7/1/26	3,000	3,448
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	2,300	2,764
5% 10/1/27	5,000	5,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A: - continued
5% 10/1/28	$ 3,450	$ 4,093
New York City Gen. Oblig.:
Series 2005 A, 5% 8/1/19	845	848
Series 2008 A1, 5.25% 8/15/27	15,000	16,806
Series 2008 D1, 5.125% 12/1/23	5,000	5,499
Series 2012 A1, 5% 8/1/24	2,400	2,813
Series 2012 G1, 5% 4/1/25	4,300	5,021
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,528
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,182
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,401
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,240
Series 2009 A, 5.75% 6/15/40	10,025	11,220
Series 2009 C, 5% 6/15/44	2,700	2,999
Series 2009 DD, 6% 6/15/40	1,115	1,267
Series 2009 EE, 5.25% 6/15/40	8,500	9,613
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,673
Series 2009 GG, 5.25% 6/15/40	10,000	11,309
Series 2009 GG1, 5.25% 6/15/32	7,000	8,026
Series 2011 EE:
5.375% 6/15/40	2,310	2,707
5.375% 6/15/43	20,035	23,411
5.5% 6/15/43	4,375	5,189
Series 2012 BB, 5.25% 6/15/44	2,330	2,630
Series 2012 CC, 5% 6/15/45	8,000	8,881
Series 2012 FF, 5% 6/15/24	18,240	21,488
Series 2013 CC, 5% 6/15/47	23,575	26,071
Series 2014 BB, 5% 6/15/46	9,785	10,793
Series 2014 CC, 5% 6/15/47	11,200	12,470
Series 2015 AA, 5% 6/15/44	6,200	6,918
Series 2015 FF:
5% 6/15/29	5,080	5,980
5% 6/15/30	6,060	7,088
5% 6/15/31	11,780	13,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2015 FF: - continued
5% 6/15/32	$ 2,000	$ 2,317
Series GG, 5% 6/15/43	2,700	2,979
5% 6/15/35	10,000	11,362
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,163
Series 2008 S1, 5% 1/15/34	10,000	10,900
Series 2009 S1:
5.5% 7/15/31	5,000	5,642
5.5% 7/15/38	2,900	3,256
5.625% 7/15/38	2,900	3,267
Series 2009 S2, 6% 7/15/38	7,500	8,552
Series 2009 S3:
5.25% 1/15/26	1,000	1,138
5.25% 1/15/39	6,100	6,828
5.375% 1/15/34	13,435	15,186
Series 2009 S4:
5.5% 1/15/34	1,000	1,142
5.5% 1/15/39	6,700	7,628
5.75% 1/15/39	2,900	3,326
Series 2009 S5, 5.25% 1/15/39	10,180	11,395
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,006
Series S1, 5% 7/15/28	9,000	10,395
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,348
Series 2011 D1, 5.25% 2/1/30	5,435	6,303
Series 2012 B, 5% 11/1/24	7,500	8,937
Series 2013 B, 5% 11/1/26	2,955	3,482
Series 2013 F:
5% 2/1/31	6,000	6,856
5% 2/1/32	5,000	5,677
Series 2013 F1, 5% 2/1/28	11,120	12,901
Series 2014 D1:
5% 2/1/27	5,000	5,884
5% 2/1/28	5,000	5,834
5% 2/1/29	7,500	8,690
5% 2/1/31	4,300	4,933
5% 2/1/32	1,515	1,732
Series A, 5% 8/1/28	3,500	4,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 25,640
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,767
Series 2012 A, 5% 5/15/23	2,400	2,844
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A:
5% 3/15/32	3,700	3,934
5% 3/15/37	1,700	1,802
Series 2008 A, 5% 3/15/24	5,000	5,506
Series 2008 B:
5.25% 3/15/38	1,500	1,686
5.75% 3/15/36	10,500	12,079
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,916
Series 2012 D:
5% 2/15/24	5,000	5,867
5% 2/15/37	7,500	8,378
Series 2013 A, 5% 2/15/30	18,985	21,802
Series 2014 2, 5.25% 2/15/23	7,910	9,046
Series 2014 A:
5% 2/15/39	20,345	22,597
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	23
5% 12/15/31	6,290	6,642
5% 2/15/34	15,490	17,363
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36	1,895	1,977
5% 3/15/36 (Pre-Refunded to 9/15/16 @ 100)	135	142
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 10/1/29	785	914
5% 5/1/30	3,450	3,913
5% 7/1/30	10,120	11,777
5% 10/1/30	535	620
5% 5/1/31	11,000	12,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Rev.: - continued
Series 2015 A: - continued
5% 10/1/31	$ 1,595	$ 1,839
5% 10/1/32	1,550	1,780
Series 2015 B:
5% 10/1/28	1,000	1,168
5% 10/1/29	1,470	1,705
5% 10/1/33	1,010	1,151
5% 10/1/34	1,070	1,216
Series 2015:
5% 12/1/19 (a)	1,100	1,210
5% 12/1/20 (a)	1,200	1,328
5% 12/1/21 (a)	800	885
5% 12/1/23 (a)	700	773
5% 12/1/24 (a)	600	660
5% 12/1/27 (a)	1,200	1,289
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	425	447
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,843
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,322
5% 7/1/37	6,000	6,756
Series 2009 A:
5% 7/1/22	445	513
5% 7/1/23	1,315	1,515
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,339
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,200
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	12,034
5.5% 5/15/28	2,700	3,399
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	1,130	1,176
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90	96
Series 2011 A:
5.75% 7/1/31	4,000	4,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2011 A: - continued
6% 7/1/40	$ 4,000	$ 4,647
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,868
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37 (Pre-Refunded to 5/1/19 @ 100)	8,085	9,391
(North Shore Univ. Hosp. Proj.) Series 2007 A:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	2,000	2,154
5% 5/1/21 (Pre-Refunded to 5/1/17 @ 100)	1,315	1,416
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,102
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,161
5% 7/1/21	1,500	1,725
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,778
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25	25
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,398
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,286
5.5% 3/1/39	2,500	2,839
(Univ. of Rochester Proj.) Series 2007 A1, 5% 7/1/39 (Pre-Refunded to 1/1/17 @ 100)	19,005	20,190
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,962
Series 1:
4% 7/1/21	1,000	1,123
5% 7/1/21	1,000	1,179
5% 7/1/23	1,350	1,595
Series 2010 A:
5% 7/1/19	1,500	1,701
5% 7/1/21	7,000	8,008
5% 7/1/22	6,000	6,825
5% 7/1/41	12,000	13,578
Series 2011 A:
5% 5/1/18	1,000	1,102
5% 5/1/20	5,590	6,418
5% 5/1/21	3,140	3,637
5% 5/1/22	2,350	2,722
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F: - continued
5% 10/1/20 (FSA Insured)	$ 1,100	$ 1,284
5% 10/1/21 (FSA Insured)	1,000	1,177
5% 10/1/23 (FSA Insured)	1,000	1,180
5% 10/1/24 (FSA Insured)	750	881
Series 2012:
5% 7/1/23	1,000	1,178
5% 7/1/38	1,000	1,114
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,656
5% 10/1/27 (FSA Insured)	1,000	1,175
5% 10/1/28 (FSA Insured)	1,000	1,165
Series A, 5.75% 7/1/18	2,135	2,325
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,809
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,273
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,761
5.625% 11/15/39	6,000	6,809
Series 2009 B, 5% 11/15/34	19,560	22,255
Series 2012 A:
5% 11/15/22	2,500	2,968
5% 11/15/29	17,000	19,713
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,284
Series 2005 G, 5% 11/15/21	3,200	3,727
Series 2007 B:
5% 11/15/26	8,185	8,903
5% 11/15/28	2,235	2,422
Series 2008 A, 5.25% 11/15/36	15,000	16,248
Series 2008 B2:
5% 11/15/22	4,000	4,735
5% 11/15/23	5,910	7,008
Series 2008 C, 6.5% 11/15/28	9,670	11,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 A:
5% 11/15/18	$ 1,000	$ 1,126
5% 11/15/22	1,500	1,749
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,662
5% 11/15/25	5,000	5,813
Series 2012 D, 5% 11/15/25	20,000	23,438
Series 2012 E, 5% 11/15/20	3,165	3,707
Series 2012 F:
5% 11/15/21	1,500	1,771
5% 11/15/22	5,000	5,940
5% 11/15/23	7,000	8,316
Series 2012 H:
5% 11/15/24	3,290	3,880
5% 11/15/33	3,505	3,960
5% 11/15/42	4,750	5,236
Series 2013 A, 5% 11/15/43	3,250	3,554
Series 2013 E, 5% 11/15/43	15,375	16,892
Series 2014 A1:
5% 11/15/23	2,300	2,748
5% 11/15/44	8,000	8,783
Series 2014 B, 5.25% 11/15/44	6,300	7,117
Series 2014 D, 5.25% 11/15/44	5,000	5,679
Series 2015 B:
5% 11/15/26	1,495	1,773
5% 11/15/28	1,000	1,167
5% 11/15/29	2,125	2,463
5.5% 11/15/18	1,645	1,773
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,557
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,947
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,292
5% 1/1/25	13,000	14,213
5% 1/1/26	4,000	4,369
Series 2013 A, 5% 5/1/19	13,600	15,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	$ 6,750	$ 7,341
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,563
5.25% 3/15/26	12,080	13,163
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,655
Series 2011 A2:
5% 4/1/21	2,385	2,813
5% 4/1/23	6,000	7,003
New York Urban Dev. Corp. Rev.:
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,733
5% 1/1/24 (FSA Insured)	5,975	6,522
Series 2013 C, 5% 3/15/30	4,540	5,220
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	94
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,006
7.5% 3/1/17 (Escrowed to Maturity)	100	111
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,205
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,944
5% 6/15/24 (FSA Insured)	1,450	1,698
5% 6/15/25 (FSA Insured)	1,670	1,938
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,538
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,795
5% 9/1/28 (b)	7,350	8,409
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,418
5% 3/1/21 (FSA Insured)	3,000	3,450
5% 3/1/22 (FSA Insured)	4,000	4,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig.: - continued
Series 2014 A: - continued
5% 3/1/23 (FSA Insured)	$ 2,500	$ 2,906
5% 3/1/24 (FSA Insured)	1,600	1,871
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	893
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,087
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	732
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,155
5% 7/1/26	1,280	1,471
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,191
5% 3/1/25	500	598
5% 3/1/26	500	592
5% 3/1/27	350	412
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,727
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,531
5.25% 11/15/38	14,500	15,940
Series 2006 A, 5% 11/15/31	965	1,018
Series 2012 B:
0% 11/15/27	2,500	1,701
0% 11/15/28	2,500	1,629
Series 2013 A:
5% 11/15/23	1,785	2,131
5% 11/15/24	4,000	4,734
Series 2013 C:
5% 11/15/26	5,475	6,399
5% 11/15/27	5,660	6,585
5% 11/15/28	5,935	6,860
5% 11/15/29	6,340	7,299
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,503
5.125% 9/1/40	8,055	8,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	$ 300	$ 348
5% 4/1/30	350	402
5% 4/1/31	335	383
5% 4/1/32	1,000	1,138
5% 4/1/34	1,045	1,182
5% 4/1/35	1,180	1,330
5% 4/1/40	1,400	1,562
5% 4/1/45	2,250	2,493
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	629
4% 3/15/19 (FSA Insured)	1,700	1,854
5% 3/15/22 (FSA Insured)	750	854
5% 3/15/23 (FSA Insured)	1,255	1,430
5% 3/15/24 (FSA Insured)	1,545	1,756
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,356
5% 8/1/21 (FSA Insured)	735	853
5% 8/1/22 (FSA Insured)	510	591
5% 8/1/23 (FSA Insured)	300	351
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	435
4% 8/1/17 (FSA Insured)	400	424
4% 8/1/18 (FSA Insured)	630	681
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,280
6% 6/1/41	5,000	5,586
		1,711,656
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,262
166th Series, 5% 1/15/41	5,400	5,862
185th Series, 5% 9/1/27 (b)	6,200	7,162
85th Series, 5.375% 3/1/28	6,280	7,573
		48,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,165
5% 10/1/17	2,750	2,940
		7,105
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,671,993)	1,767,620
NET OTHER ASSETS (LIABILITIES) - 1.9%	34,623
NET ASSETS - 100%	$ 1,802,243
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,145,000 or 0.3% of net assets.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	22.5%
Special Tax	21.4%
General Obligations	16.4%
Water & Sewer	13.2%
Education	9.8%
Health Care	6.3%
Others* (Individually Less Than 5%)	10.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,671,993)		$ 1,767,620
Cash		18,421
Receivable for fund shares sold		1,228
Interest receivable		18,120
Other receivables		4
Total assets		1,805,393

Liabilities
Payable for fund shares redeemed	$ 879
Distributions payable	1,517
Accrued management fee	538
Distribution and service plan fees payable	37
Other affiliated payables	146
Other payables and accrued expenses	33
Total liabilities		3,150

Net Assets		$ 1,802,243
Net Assets consist of:
Paid in capital		$ 1,695,994
Undistributed net investment income		209
Accumulated undistributed net realized gain (loss) on investments		10,413
Net unrealized appreciation (depreciation) on investments		95,627
Net Assets		$ 1,802,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($45,531 ÷ 3,378.6 shares)	$ 13.48

Maximum offering price per share (100/96.00 of $13.48)	$ 14.04
Class T:
Net Asset Value and redemption price per share ($7,837 ÷ 581.1 shares)	$ 13.49

Maximum offering price per share (100/96.00 of $13.49)	$ 14.05
Class B:
Net Asset Value and offering price per share ($1,577 ÷ 117.1 shares)A	$ 13.47

Class C:
Net Asset Value and offering price per share ($29,805 ÷ 2,211.6 shares)A	$ 13.48

New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,684,698 ÷ 124,963.8 shares)	$ 13.48

Class I:
Net Asset Value, offering price and redemption price per share ($32,795 ÷ 2,435.2 shares)	$ 13.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 32,505

Expenses
Management fee	$ 3,259
Transfer agent fees	708
Distribution and service plan fees	222
Accounting fees and expenses	167
Custodian fees and expenses	13
Independent trustees' compensation	4
Registration fees	71
Audit	29
Legal	7
Miscellaneous	6
Total expenses before reductions	4,486
Expense reductions	(13)	4,473
Net investment income (loss)		28,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,615
Change in net unrealized appreciation (depreciation) on investment securities		(50,521)
Net gain (loss)		(39,906)
Net increase (decrease) in net assets resulting from operations		$ (11,874)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,032	$ 57,355
Net realized gain (loss)	10,615	3,341
Change in net unrealized appreciation (depreciation)	(50,521)	100,212
Net increase (decrease) in net assets resulting from operations	(11,874)	160,908
Distributions to shareholders from net investment income	(28,024)	(57,420)
Distributions to shareholders from net realized gain	(536)	(3,181)
Total distributions	(28,560)	(60,601)
Share transactions - net increase (decrease)	(4,811)	49,416
Redemption fees	3	3
Total increase (decrease) in net assets	(45,242)	149,726

Net Assets
Beginning of period	1,847,485	1,697,759
End of period (including undistributed net investment income of $209 and undistributed net investment income of $201, respectively)	$ 1,802,243	$ 1,847,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.189	.396	.404	.410	.433	.459
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.145	1.130	(.347)
Total from investment operations	(.107)	1.180	(.252)	.555	1.563	.112
Distributions from net investment income	(.189)	(.396)	(.404)	(.393)	(.451)	(.460)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.193)	(.420)	(.418)	(.425)	(.483)	(.462)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(.77)%	9.20%	(1.82)%	4.15%	12.79%	.79%
Ratios to Average Net Assets F
Expenses before reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.78%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.78%	.77%	.77%	.76%	.75%
Net investment income (loss)	2.82%A	2.95%	3.07%	3.01%	3.34%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 43	$ 45	$ 54	$ 43	$ 33
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.193	.404	.411	.418	.437	.463
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.143	1.130	(.348)
Total from investment operations	(.103)	1.188	(.245)	.561	1.567	.115
Distributions from net investment income	(.193)	(.404)	(.411)	(.399)	(.455)	(.463)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.197)	(.428)	(.425)	(.431)	(.487)	(.465)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.49	$ 13.79	$ 13.03	$ 13.70	$ 13.57	$ 12.49
Total ReturnB, C, D	(.74)%	9.26%	(1.76)%	4.19%	12.81%	.81%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.72%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.74%A	.73%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.74%A	.72%	.72%	.72%	.73%	.73%
Net investment income (loss)	2.88%A	3.01%	3.12%	3.06%	3.37%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 7	$ 9	$ 9	$ 8
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.150	.316	.324	.326	.350	.376
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.145	1.121	(.347)
Total from investment operations	(.146)	1.101	(.332)	.471	1.471	.029
Distributions from net investment income	(.150)	(.317)	(.324)	(.309)	(.369)	(.377)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.154)	(.341)	(.338)	(.341)	(.401)	(.379)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.48
Total ReturnB, C, D	(1.06)%	8.56%	(2.41)%	3.51%	11.99%	.15%
Ratios to Average Net Assets F
Expenses before reductions	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of fee waivers, if any	1.39%A	1.38%	1.38%	1.39%	1.39%	1.40%
Expenses net of all reductions	1.39%A	1.37%	1.38%	1.38%	1.39%	1.40%
Net investment income (loss)	2.24%A	2.36%	2.46%	2.40%	2.71%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 2	$ 3	$ 4	$ 4
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.139	.297	.305	.306	.334	.358
Net realized and unrealized gain (loss)	(.296)	.785	(.656)	.144	1.130	(.347)
Total from investment operations	(.157)	1.082	(.351)	.450	1.464	.011
Distributions from net investment income	(.139)	(.298)	(.305)	(.288)	(.352)	(.359)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.143)	(.322)	(.319)	(.320)	(.384)	(.361)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.48
Total ReturnB, C, D	(1.14)%	8.40%	(2.55)%	3.35%	11.93%	.01%
Ratios to Average Net Assets F
Expenses before reductions	1.55%A	1.52%	1.52%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55%A	1.52%	1.52%	1.54%	1.52%	1.53%
Expenses net of all reductions	1.55%A	1.52%	1.52%	1.53%	1.52%	1.53%
Net investment income (loss)	2.08%A	2.22%	2.31%	2.25%	2.58%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 31	$ 28	$ 37	$ 34	$ 32
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Income from Investment Operations
Net investment income (loss) D	.211	.439	.444	.452	.471	.497
Net realized and unrealized gain (loss)	(.296)	.784	(.656)	.144	1.120	(.338)
Total from investment operations	(.085)	1.223	(.212)	.596	1.591	.159
Distributions from net investment income	(.211)	(.439)	(.444)	(.434)	(.489)	(.497)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.215)	(.463)	(.458)	(.466)	(.521)	(.499)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 13.78	$ 13.02	$ 13.69	$ 13.56	$ 12.49
Total ReturnB, C	(.61)%	9.55%	(1.51)%	4.46%	13.02%	1.16%
Ratios to Average Net Assets E
Expenses before reductions	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%A	.46%	.46%	.47%	.47%	.47%
Expenses net of all reductions	.47%A	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	3.15%A	3.27%	3.37%	3.32%	3.64%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 1,685	$ 1,734	$ 1,597	$ 1,952	$ 1,845	$ 1,604
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.206	.429	.435	.443	.462	.487
Net realized and unrealized gain (loss)	(.296)	.785	(.655)	.145	1.130	(.347)
Total from investment operations	(.090)	1.214	(.220)	.588	1.592	.140
Distributions from net investment income	(.206)	(.430)	(.436)	(.426)	(.480)	(.488)
Distributions from net realized gain	(.004)	(.024)	(.014)	(.032)	(.032)	(.002)
Total distributions	(.210)	(.454)	(.450)	(.458)	(.512)	(.490)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 13.47	$ 13.77	$ 13.01	$ 13.68	$ 13.55	$ 12.47
Total ReturnB, C	(.65)%	9.48%	(1.58)%	4.40%	13.05%	1.01%
Ratios to Average Net Assets E
Expenses before reductions	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.54%A	.53%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.54%A	.53%	.53%	.52%	.53%	.53%
Net investment income (loss)	3.08%A	3.21%	3.31%	3.26%	3.57%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 30	$ 20	$ 23	$ 16	$ 14
Portfolio turnover rate	20% A	11%	8%	16%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,110
Gross unrealized depreciation	(2,420)
Net unrealized appreciation (depreciation) on securities	$ 95,690

Tax cost	$ 1,671,930

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,023 and $180,646, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56	$ 7
Class T	-%	.25%	9	- *
Class B	.65%	.25%	8	6
Class C	.75%	.25%	149	19
			$ 222	$ 32

* Amount represents seventy eight dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	-**
Class C*	3
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty eight dollars.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34.15
Class T	4.10
Class B	1.08
Class C	21.14
New York Municipal Income	626.07
Class I	22.15
	$ 708

* Annualized

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 628	$ 1,288
Class T	107	212
Class B	20	48
Class C	305	651
New York Municipal Income	26,501	54,451
Class I	463	770
Total	$ 28,024	$ 57,420
From net realized gain
Class A	$ 13	$ 74
Class T	2	13
Class B	1	4
Class C	9	53
New York Municipal Income	502	2,990
Class I	9	47
Total	$ 536	$ 3,181

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	426	607	$ 5,778	$ 8,175
Reinvestment of distributions	41	82	551	1,101
Shares redeemed	(238)	(958)	(3,213)	(12,855)
Net increase (decrease)	229	(269)	$ 3,116	$ (3,579)
Class T
Shares sold	60	84	$ 814	$ 1,126
Reinvestment of distributions	7	12	88	167
Shares redeemed	(41)	(55)	(552)	(738)
Net increase (decrease)	26	41	$ 350	$ 555
Class B
Shares sold	-*	6	$ 1	$ 79
Reinvestment of distributions	1	3	16	36
Shares redeemed	(28)	(32)	(384)	(422)
Net increase (decrease)	(27)	(23)	$ (367)	$ (307)
Class C
Shares sold	147	386	$ 1,973	$ 5,181
Reinvestment of distributions	16	35	212	465
Shares redeemed	(169)	(350)	(2,287)	(4,691)
Net increase (decrease)	(6)	71	$ (102)	$ 955
New York Municipal Income
Shares sold	7,459	13,709	$ 100,905	$ 183,532
Reinvestment of distributions	1,357	2,902	18,333	38,987
Shares redeemed	(9,690)	(13,410)	(130,886)	(179,398)
Net increase (decrease)	(874)	3,201	$ (11,648)	$ 43,121
Class I
Shares sold	446	848	$ 6,019	$ 11,379
Reinvestment of distributions	18	30	236	397
Shares redeemed	(179)	(232)	(2,415)	(3,105)
Net increase (decrease)	285	646	$ 3,840	$ 8,671

* Amount represents sixty one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank,

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFY-USAN-0915
1.789735.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015